Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Miscellaneous current liabilities [Abstract]
Value added tax and other taxes payable	$ 48.5	$ 25.6	$ 53.6
Deferred revenue	58.0	72.0	100.8
Fair value of financial instruments			1.0
Other liabilities	16.6	42.6	43.2
Other current liabilities	$ 123.1	$ 140.2	$ 198.6